Net Loss From Continuing Operations - Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Income (Loss) From Continuing Operations [Abstract]
Depreciation expenses of property, plant and equipment	$ 82,495	$ 84,785	$ 81,040
Depreciation expenses of right-of-use assets	14,146	13,013	12,835
Amortization expenses of intangible assets	367	579	932
Depreciation and amortization	$ 97,008	$ 98,377	$ 94,807